Financial commitments and contingent liabilities - Maturity Profile (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Commitments to financing arrangements
Outstanding commitments	$ 1,404,524,000	$ 1,160,642,000
Legal risk exposure	$ 88,260,000	$ 93,970,000
Exchange rate	1.3477
Leases
Contractual undiscounted payments
Less than 3 months	$ 601,000
3 to 6 months	601,000
6 to 12 months	1,207,000
1 to 5 years	8,057,000
Greater than 5 years	4,393,000
Total undiscounted cash outflows	14,859,000
Debt interest payable
Contractual undiscounted payments
Less than 3 months	8,229,000
3 to 6 months	22,524,000
6 to 12 months	30,753,000
1 to 5 years	196,754,000
Greater than 5 years	37,500,000
Total undiscounted cash outflows	295,760,000
Other liabilities
Contractual undiscounted payments
Less than 3 months	41,249,000
1 to 5 years	4,805,000
No contractual maturity date	53,884,000
Total undiscounted cash outflows	99,938,000
Debt Issued
Contractual undiscounted payments
6 to 12 months	83,595,000
1 to 5 years	550,617,000
Greater than 5 years	400,000,000
Total undiscounted cash outflows	1,034,212,000
Financial liability related to third party interest in capital provision assets
Contractual undiscounted payments
No contractual maturity date	398,595,000
Total undiscounted cash outflows	$ 398,595,000